Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Employee Country Location
Product Information [Line Items]
Number of employees | Employee	13,250
Number of locations in which company operates | Location	98
Number of countries in which company operates | Country	38
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue	45.00%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue	43.30%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue	11.70%